Note 22 - Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of the components and trade and other receivables [text block]
	2022	2021

Bullion sales receivable	7,383	4,528
VAT receivables	1,001	3,162
Solar - VAT and duty receivables	720	–
Deposits for stores, equipment and other receivables	81	248
	9,185	7,938